Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Revenues – third party customers	$ 2,882,792	$ 1,648,964
Revenues – related parties	6,987	105,868
Total revenues	2,889,779	1,754,832
Cost of revenues – third party customers	1,957,829	1,550,989
Cost of revenues – related parties	557,145	85,710
Total Cost	2,514,974	1,636,699
Gross Profit	374,805	118,133
Operating Expenses:
Selling expenses	288,552	314,273
General and administrative expenses	5,888,849	2,154,645
Bad debt expenses	(650,776)	3,150,105
Research and development expenses	505,847	160,472
Total Operating Expenses	6,032,472	5,779,495
Loss from Operations	(5,657,667)	(5,661,362)
Other Income (expenses):
Interest expenses	(189,755)	(295,545)
Interest income	2,293	1,466
Other income (expenses), net	348,266	(48,626)
Investment loss	(38,885)
Change in fair value of convertible debt	(204,331)	(1,311,852)
Total Other Expenses, Net	(82,412)	(1,654,557)
Loss Before Income Taxes	(5,740,079)	(7,315,919)
Provision for Income Taxes	28,767
Net Loss from Continuing Operations	(5,768,846)	(7,315,919)
Net Loss from Discontinued Operations		(1,549,302)
Net Loss	(5,768,846)	(8,865,221)
Less: net loss attributable to noncontrolling interest	(92,866)	(489,876)
Net Loss Attributable to ReTo Eco-Solutions, Inc.	(5,675,980)	(8,375,345)
Net Loss	(5,768,846)	(8,865,221)
Other comprehensive loss:
Foreign currency translation adjustment:	(723,421)	298,065
Comprehensive Loss	(6,492,267)	(8,567,156)
Less: comprehensive loss attributable to noncontrolling interest	(22,981)	(470,570)
Comprehensive Loss Attributable to ReTo Eco-Solutions, Inc	$ (6,469,286)	$ (8,096,586)
Loss Per Share
Basic and diluted (in Dollars per share)	$ (0.16)	$ (0.34)
Weighted Average Number of Shares
Basic and diluted (in Shares)	34,433,381	24,753,947